CASH (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank Deposits	$ 616,593	$ 4,640,603	$ 6,591,128
China [Member]
Bank Deposits	303,065	4,593,943
Singapore [Member]
Bank Deposits	$ 313,528	$ 46,660